Label	Element	Value
Document And Entity Information Elements	ck0000088525_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013

Guggenheim StylePlus - Large Core Fund

Supplement Dated May 9, 2013

to the Statutory Prospectuses Dated April 30, 2013, as supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus for the Guggenheim StylePlus - Large Core Institutional and Guggenheim StylePlus - Mid Growth Institutional Funds (the “Institutional Prospectus”) and the currently effective Statutory Prospectus for the A-, B- and C-Classes of the Guggenheim StylePlus - Large Core and Guggenheim StylePlus - Mid Growth Funds (the “Multi-Class Prospectus”).

Effective immediately, the Statutory Prospectuses is revised substantially as follows in order to clarify that the Funds may also invest in fixed income securities rated below investment grade (also known as “high yield securities” or “junk bonds”):

STATUTORY PROSPECTUSES

Guggenheim StylePlus - Large Core Institutional Fund and Guggenheim StylePlus - Large Core Fund

The second paragraph of the section titled “Principal Investment Strategies” beginning on page 1 of the Institutional Prospectus and page 2 of the Multi-Class Prospectus is replaced to read as follows:

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities, including corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Fund may hold fixed income securities of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

The following subsection is added to the section titled “Principal Risks” after “Growth Stocks Risk” on page 3 of the Institutional Prospectus and Page 3 of the Multi-Class Prospectus:

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Please Retain This Supplement for Future Reference

Guggenheim StylePlus - Large Core Fund

Supplement Dated May 9, 2013

to the Statutory Prospectuses Dated April 30, 2013, as supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus for the Guggenheim StylePlus - Large Core Institutional and Guggenheim StylePlus - Mid Growth Institutional Funds (the “Institutional Prospectus”) and the currently effective Statutory Prospectus for the A-, B- and C-Classes of the Guggenheim StylePlus - Large Core and Guggenheim StylePlus - Mid Growth Funds (the “Multi-Class Prospectus”).

Effective immediately, the Statutory Prospectuses is revised substantially as follows in order to clarify that the Funds may also invest in fixed income securities rated below investment grade (also known as “high yield securities” or “junk bonds”):

STATUTORY PROSPECTUSES

Guggenheim StylePlus - Large Core Institutional Fund and Guggenheim StylePlus - Large Core Fund

The second paragraph of the section titled “Principal Investment Strategies” beginning on page 1 of the Institutional Prospectus and page 2 of the Multi-Class Prospectus is replaced to read as follows:

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities, including corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Fund may hold fixed income securities of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

The following subsection is added to the section titled “Principal Risks” after “Growth Stocks Risk” on page 3 of the Institutional Prospectus and Page 3 of the Multi-Class Prospectus:

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Please Retain This Supplement for Future Reference

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Guggenheim StylePlus - Large Core Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000088525_SupplementTextBlock

Supplement Dated May 9, 2013

to the Statutory Prospectuses Dated April 30, 2013, as supplemented from time to time

This supplement provides updated information beyond that contained in the currently effective Statutory Prospectus for the Guggenheim StylePlus - Large Core Institutional and Guggenheim StylePlus - Mid Growth Institutional Funds (the “Institutional Prospectus”) and the currently effective Statutory Prospectus for the A-, B- and C-Classes of the Guggenheim StylePlus - Large Core and Guggenheim StylePlus - Mid Growth Funds (the “Multi-Class Prospectus”).

Effective immediately, the Statutory Prospectuses is revised substantially as follows in order to clarify that the Funds may also invest in fixed income securities rated below investment grade (also known as “high yield securities” or “junk bonds”):

STATUTORY PROSPECTUSES

Guggenheim StylePlus - Large Core Institutional Fund and Guggenheim StylePlus - Large Core Fund

The second paragraph of the section titled “Principal Investment Strategies” beginning on page 1 of the Institutional Prospectus and page 2 of the Multi-Class Prospectus is replaced to read as follows:

Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depository Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements, and forward contracts. Fixed income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities, including corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Fund may hold fixed income securities of any quality, rated or unrated, including those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange traded funds (“ETFs”) and other mutual funds.

The following subsection is added to the section titled “Principal Risks” after “Growth Stocks Risk” on page 3 of the Institutional Prospectus and Page 3 of the Multi-Class Prospectus:

High Yield and Unrated Securities Risk – Higher yielding, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Supplement Closing [Text Block]	ck0000088525_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference